Income Taxes (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Income Tax Provision (Benefit)	The income tax provision (benefit) for the three months ended September 30, 2023 was as follows:
	For the Three Months Ended September 30, 2023	For the Three Months Ended September 30, 2022
Current
Federal	$124,608	$—
State	77,105	—
Deferred
Federal	(90,830)	50,041
State	(38,927)	—
Change in valuation allowance	129,757	(50,041)
Income tax provision	$201,713	$—
The income tax provision (benefit) for the nine months ended September 30, 2023 was as follows:
	For the Nine Months Ended September 30, 2023	For the Period from January 19, 2022 (inception) through September 30, 2022
Current
Federal	$538,273	$—
State	333,072	—
Deferred
Federal	(156,575)	65,501
State	(67,104)	—
Change in valuation allowance	223,679	(65,501)
Income tax provision	$871,345	$—
The income tax provision consists of the following for the period from January 19, 2022 (inception) through December 31, 2022:
For the Period from January 19, 2022 (inception) through December 31, 2022
(Restated)
Current
Federal	$233,530
State	162,723
Deferred
Federal	(69,606)
State	(29,831)
Valuation allowance	99,437
Income tax provision	$396,253

Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets at September 30, 2023 and December 31, 2022 were as follows:
	September 30, 2023	December 31, 2022
Deferred tax assets(liability):
Start up cost	$323,116	$99,437
Valuation allowance	(323,116)	(99,437)
Deferred tax assets, net	$—	$—
The Company’s net deferred tax assets and liability were as follows as of December 31, 2022:
Deferred tax assets(liability):
Start up costs	$99,437
Valuation allowance	(99,437)
Total deferred tax assets(liability), net	$—

Schedule of Income Tax Rate	A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:
For the Period from January 19, 2022 (inception) through December 31, 2022
(Restated)
U.S. federal statutory rate	21.0%
State income tax, net of federal benefit	11.5%
Permanent difference	4.5%
Change in valuation allowance	12.5%
Effective tax rate	49.5%